SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2018
Table Text Block [Abstract]
The following tables provide consolidated summary balance sheet infromation for Brookfield Renewable, BRP Equity, and Finco:
							Brookfield
	Brookfield	BRP		Holding	Other	Consolidating	Renewable
(MILLIONS)	Renewable(1)	Equity	Finco	Entities(1)(2)	Subsidiaries(1)(3)	adjustments(4)	consolidated
As at June 30, 2018:
Current assets	$34	$404	$1,619	$510	$3,159	$(3,893)	$1,833
Long-term assets	4,354	248	-	19,969	28,524	(24,838)	28,257
Current liabilities	42	7	172	3,745	2,286	(3,893)	2,359
Long-term liabilities	-	-	1,442	467	12,745	(649)	14,005
Participating non-controlling
interests - in operating
subsidiaries	-	-	-	-	6,140	-	6,140
Participating non-controlling
interests -in a holding subsidiary
- Redeemable/Exchangeable
units held by Brookfield	-	-	-	2,609	-	-	2,609
Preferred equity	-	589	-	-	-	-	589
Preferred limited partners' equity	707	-	-	718	-	(718)	707
As at December 31, 2017:
Current assets	$32	$412	$1,691	$525	$2,816	$(3,810)	$1,666
Long-term assets	4,483	262	-	20,142	29,508	(25,157)	29,238
Current liabilities	43	7	180	3,024	3,071	(3,811)	2,514
Long-term liabilities	-	-	1,505	693	12,670	(760)	14,108
Participating non-controlling
interests - in operating
subsidiaries	-	-	-	-	6,298	-	6,298
Participating non-controlling
interests -in a holding subsidiary
- Redeemable/Exchangeable
units held by Brookfield	-	-	-	2,843	-	-	2,843
Preferred equity	-	616	-	-	-	-	616
Preferred limited partners' equity	511	-	-	516	-	(516)	511

  Includes investments in subsidiaries under the equity method.
  Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc. and Brookfield BRP Europe Holdings Limited, together the “Holding Entities”.
  Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco and the Holding Entities.
  Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

The following tables provide consolidated summary Income Statement infromation for Brookfield Renewable, BRP Equity, and Finco:
							Brookfield
	Brookfield	BRP		Holding	Other	Consolidating	Renewable
(MILLIONS)	Renewable(1)	Equity	Finco	Entities(1)(2)	Subsidiaries(1)(3)	adjustments(4)	consolidated
For the three months ended
June 30, 2018
Revenues	$-	$-	$-	$1	$734	$-	$735
Net income (loss)	9	3	-	19	227	(213)	45
For the three months ended
June 30, 2017
Revenues	$-	$-	$-	$-	$683	$-	$683
Net income (loss)	28	1	-	(52)	269	(161)	85
For the six months ended
June 30, 2018
Revenues	$-	$-	$-	$1	$1,527	$-	$1,528
Net income (loss)	23	7	-	10	439	(354)	125
For the six months ended
June 30, 2017
Revenues	$-	$-	$-	$-	$1,360	$-	$1,360
Net income (loss)	43	1	-	(89)	370	(213)	112

  Includes investments in subsidiaries under the equity method.
  Includes the Holding Entities.
  Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Finco, and the Holding Entities.
  Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.